FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets Measured at Fair Value Level On Recurring Basis

The following tables set forth the Company s financial assets and liabilities that are measured at fair value level on a recurring basis within the fair value hierarchy as at March 31, 2020 and March 31, 2019 that are not otherwise disclosed. The assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair value as at March 31, 2020
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$65,777	$-	$-	$65,777
Short-term investments - money market instruments	53,430	-	-	53,430
Investments in public companies	6,633	-	-	6,633
Investments in private company	-	-	2,117	2,117

	Fair value as at March 31, 2019
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$67,441	$-	$-	$67,441
Short-term investments - money market instruments	22,850	-	-	22,850
Investments in public companies	9,253	-	-	9,253

Schedule of Remaining Contractual Maturities of Financial Liabilities

In the normal course of business, the Company enters into contracts that give rise to commitments for future minimum payments. The following summarizes the remaining contractual maturities of the Company s financial liabilities.

		March 31, 2020			March 31, 2019
	Within a year	2-5 years	Over 5 years	Total	Total
Bank loan	$-	$-	$-	$-	$4,475
Accounts payable and accrued liabilities	23,129	-	-	23,129	29,856
Lease obligation	567	1,464	38	2,069	-
	$23,696	$1,464	$38	$25,198	$34,331

Schedule of Currency Risk Affect Net Income

The Company currently does not engage in foreign exchange currency hedging. The Company&8217;s exposure to currency risk affect net income is summarized as follows:

	March 31, 2020	March 31, 2019
Financial assets denominated in U.S. Dollars	$60,534	$45,912